Impairment of Non-Financial Assets, Key Assumptions Used in the Determination of Fair Value less Cost of Disposal (Details)	Dec. 31, 2025 DollarsUSPerTonne DollarsCANPerTonne CADUSD [1]	Jun. 30, 2025 DollarsCANPerTonne DollarsUSPerTonne CADUSD
Spodumene Concentrate Prices [Member] | Minimum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsUSPerTonne	986	655
Spodumene Concentrate Prices [Member] | Maximum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsUSPerTonne	1,775	1,374
Foreign Exchange Rates [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | CADUSD	0.72	0.7332
Unit Operating Costs [Member] | Minimum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsCANPerTonne	597	923
Unit Operating Costs [Member] | Maximum [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets | DollarsCANPerTonne	1,269	1,231
Discount Rate (Post-Tax) [Member]
Key assumptions used in the determination of fair value less cost of disposal [Abstract]
Significant unobservable input, assets	0.10	0.10

[1]	For the half year ended 31 December 2025, the Group identified several indicators of impairment reversal for NAL, which subsequently led to an assessment of the carrying value of the NAL CGU. No indicators of impairment were present as at 30 June 2026 and therefore no impairment testing was performed at the end of the reporting period.